Note 6 - Short-Term Borrowings (Detail) - Overnight Repurchase Agreements (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities underlying the agreements as of end of period:
Carrying value	$ 160,950,808	$ 201,053,829
Fair value	160,950,808	201,053,829
Repurchase Agreements With Customers [Member]
Average daily balance during the period	111,782,307	110,468,792
Average daily interest rate during the period	0.13%	0.23%
Maximum month-end balance during the period	141,890,506	117,901,743
Weighted average rate as of end of period	0.11%	0.23%
Federal Funds Purchased [Member]
Average daily balance during the period	52,379,823	33,702,904
Average daily interest rate during the period	0.27%	0.27%
Maximum month-end balance during the period	$ 80,150,000	$ 103,300,000
Weighted average rate as of end of period	0.26%	0.22%